Share capital - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	301,805,677	266,821,844
Share capital and share premium	$ 2,009,884	$ 1,231,969
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	301,805,677	266,821,844
Share capital and share premium	$ 2,009,884	$ 1,231,969